Note 8 - Commitments and Contingencies - Future Minimum Liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 153
2024	109
2025	102
2026	105
2027	81
2028 and thereafter	0
Total lease payments	550
Less: imputed interest	(99)
Present value of operating lease liabilities	$ 451